Third Quarter Report
February 28, 2023 (Unaudited)
Columbia Quality Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	6.508%	8,000,000	7,655,712
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.492%	6,750,000	6,310,521
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	6.212%	14,725,000	14,319,680
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	575,265	575,127
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
12/15/2028	1.460%	5,271,704	5,234,653
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	2,952,292	2,855,487
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	6.715%	17,075,000	16,379,706
Netcredit Combined Receivables LLC(a),(c),(d),(e)
Series 2023-A Class A
12/20/2027	7.780%	3,500,000	3,464,720
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	12.065%	2,750,000	2,399,240
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	6.552%	7,000,000	6,808,935
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	893,806	883,818
Series 2021-1 Class B
11/15/2027	2.130%	8,846,353	8,169,581
Series 2021-2 Class NOTE
01/25/2029	3.000%	3,930,187	3,670,130
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-5 Class A
08/15/2029	1.530%	3,999,520	3,894,414
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	4,549,752	4,191,131
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	9,998,678	9,071,939
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	4,000,000	3,986,242
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	4,999,529	4,953,083
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	12.008%	3,000,000	2,801,808
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	6.542%	12,000,000	11,418,912
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	5,170,689	4,538,031
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	6.392%	7,800,000	7,648,189
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	6.192%	6,500,000	6,384,014
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	6.545%	10,000,000	9,642,420
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,000,000	3,744,062
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	5,670,000	5,350,067
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	1,815,886	1,732,892
2	Columbia Quality Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST8 Class A
10/20/2029	1.750%	4,515,248	4,217,747
Series 2021-ST9 Class A
11/20/2029	1.700%	3,497,579	3,322,170
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	3,600,000	3,591,407
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	4,000,000	3,831,244
Total Asset-Backed Securities — Non-Agency (Cost $181,172,033)			173,047,082

Commercial Mortgage-Backed Securities - Agency 3.1%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.154%	12,837,218	12,085,455
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,890,988	16,572,687
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	7,582,249	7,144,252
Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.834%	12,990,160	743,092
Series 2019-109 Class IO
04/16/2060	0.803%	24,411,209	1,361,267
Series 2019-118 Class IO
06/16/2061	0.811%	19,719,117	962,230
Series 2019-131 Class IO
07/16/2061	0.802%	25,372,134	1,396,190
Series 2019-134 Class IO
08/16/2061	0.652%	17,382,983	769,246
Series 2019-139 Class IO
11/16/2061	0.646%	19,831,427	891,504
Series 2020-19 Class IO
12/16/2061	0.694%	19,489,481	1,025,875
Series 2020-3 Class IO
02/16/2062	0.620%	19,417,289	911,735
Total Commercial Mortgage-Backed Securities - Agency (Cost $61,291,577)			43,863,533

Commercial Mortgage-Backed Securities - Non-Agency 9.7%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	6.838%	4,490,000	4,236,211
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	5.838%	10,000,000	9,788,326
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.388%	6,500,000	6,260,168
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	6.358%	3,830,000	3,746,053
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	6.558%	7,000,000	6,816,289
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,450,000	1,951,500
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	6,011,460
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	2,134,932
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	6.838%	5,857,153	5,725,368
Hilton USA Trust(a),(f)
Series 2016-HHV Class D
11/05/2038	4.194%	8,395,000	7,566,026
Series 2016-HHV Class F
11/05/2038	4.194%	15,500,000	12,974,135
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	4,634,132
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	7,868,926
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	19,385,017	17,137,169
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2021-HTL5 Class D
1-month USD LIBOR + 2.515% Floor 2.515% 11/15/2038	7.103%	6,990,000	6,771,567

Columbia Quality Income Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	4,785,026
Progress Residential Trust(a)
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	10,333,541
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	7,313,170
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	4,777,212
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	2,604,000	2,431,842
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	8.088%	6,225,000	5,653,343
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $150,519,852)			138,916,396

Residential Mortgage-Backed Securities - Agency 80.7%

Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	17,776,833	15,995,822
Federal Home Loan Mortgage Corp.
10/01/2024- 06/01/2039	5.000%	2,352,949	2,373,632
06/01/2030	5.500%	1,430,215	1,430,221
05/01/2036	2.000%	6,210,745	5,527,476
08/01/2041	4.500%	1,871,770	1,860,397
03/01/2042- 11/01/2046	3.500%	34,701,498	32,469,615
11/01/2043- 08/01/2052	3.000%	54,901,972	48,912,707
08/01/2044- 07/01/2052	4.000%	40,448,965	38,632,565
02/01/2051	2.500%	23,264,188	19,994,504
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	1.362%	3,362,856	288,391
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	1.362%	4,844,034	448,576
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	1.312%	2,086,742	241,904
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	1.362%	4,361,772	460,919
CMO Series 4620 Class AS
-1.0 x 1-month USD LIBOR + 0.440% 11/15/2042	0.000%	3,970,668	179,697
CMO Series 4935 Class JS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/25/2049	1.433%	7,809,573	880,593
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	1.233%	5,769,946	505,244
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	1.463%	12,462,192	1,624,322
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	1.433%	16,018,424	2,197,057
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	1.382%	4,676,700	407,506
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	1.412%	1,670,100	149,575
Federal Home Loan Mortgage Corp.(g)
CMO Series 304 Class C69
12/15/2042	4.000%	1,342,767	256,941
CMO Series 4122 Class JI
12/15/2040	4.000%	33,395	94
CMO Series 4139 Class CI
05/15/2042	3.500%	2,001,208	185,945

4	Columbia Quality Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4147 Class CI
01/15/2041	3.500%	1,091,786	49,236
CMO Series 4177 Class IY
03/15/2043	4.000%	3,718,918	598,092
CMO Series 4215 Class IL
07/15/2041	3.500%	354,270	16,154
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4068 Class GI
09/15/2036	0.000%	2,732,305	140,777
CMO Series 4107 Class KS
06/15/2038	0.000%	2,485,786	75,926
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 4983 Class SY
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/25/2050	1.483%	14,133,571	1,453,253
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	21,084,988	3,930,822
Federal National Mortgage Association
07/01/2023	6.000%	4,876	4,860
11/01/2034- 07/01/2048	3.500%	51,246,709	48,143,044
02/01/2035- 12/01/2040	5.000%	10,117,046	10,194,273
03/01/2036- 08/01/2041	4.500%	8,546,501	8,466,185
06/01/2036- 05/01/2051	2.000%	108,116,298	89,450,435
09/01/2036	6.500%	1,309,445	1,359,030
04/01/2037- 05/01/2051	2.500%	62,290,812	54,941,121
02/01/2041- 08/01/2052	4.000%	48,584,513	46,294,071
11/01/2046- 08/01/2050	3.000%	82,931,258	74,368,272
CMO Series 2017-72 Class B
09/25/2047	3.000%	5,151,980	4,707,668
Federal National Mortgage Association(b),(g)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	1.463%	5,483,931	120,278
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	1.483%	4,459,023	329,880
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	1.594%	1,076,496	13,492
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.533%	7,308,470	777,712
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	1.333%	15,207,343	1,608,802
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	1.233%	9,440,171	1,033,947
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	1.383%	13,327,483	1,476,476
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	1.383%	11,175,169	1,122,010
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.533%	9,150,909	960,951
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	0.000%	29,267,889	1,059,995
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	1.533%	6,761,094	691,026
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	1.433%	19,031,398	1,891,011

Columbia Quality Income Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-57 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	1.433%	11,629,246	1,101,671
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	1.333%	15,095,409	1,678,768
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	1.463%	17,134,034	2,383,164
Federal National Mortgage Association(f),(g)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	2,806,037	28
Federal National Mortgage Association(g)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	1,407,914	65,078
CMO Series 2012-133 Class EI
07/25/2031	3.500%	330,501	5,832
CMO Series 2012-134 Class AI
07/25/2040	3.500%	513,515	6,713
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,865,186	194,937
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,708,683	234,877
CMO Series 2013-16
01/25/2040	3.500%	1,377,120	43,631
CMO Series 2020-55 Class MI
08/25/2050	2.500%	19,969,930	3,116,927
CMO Series 2021-3 Class TI
02/25/2051	2.500%	26,841,088	4,331,005
CMO Series 417 Class C4
02/25/2043	3.500%	6,729,473	1,313,556
Federal National Mortgage Association REMICS(g)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	15,407,998	2,775,541
CMO Series 2021-54 Class LI
04/25/2049	2.500%	21,787,081	2,919,502
Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	6,554,328	5,797,735
CMO Series 5104 Class LH
06/25/2049	2.000%	5,398,321	4,519,827
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	137,829	141,494
01/15/2039- 08/20/2040	5.000%	4,705,371	4,764,626
04/20/2048	4.500%	7,379,040	7,260,402
04/20/2051- 05/20/2051	2.500%	78,595,256	65,655,800
Government National Mortgage Association(g)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	2,914,537	442,415
CMO Series 2012-129 Class AI
08/20/2037	3.000%	629,307	6,225
CMO Series 2014-131 Class EI
09/16/2039	4.000%	5,089,756	456,530
CMO Series 2015-175 Class AI
10/16/2038	3.500%	11,738,453	1,143,015
CMO Series 2020-129 Class YI
09/20/2050	2.500%	24,462,720	3,191,815
CMO Series 2020-138 Class IN
09/20/2050	2.500%	13,314,085	1,925,564
CMO Series 2020-138 Class JI
09/20/2050	2.500%	29,337,432	4,040,345
CMO Series 2020-142 Class GI
09/20/2050	3.000%	8,743,069	1,209,117
CMO Series 2020-175 Class KI
11/20/2050	2.500%	20,809,622	2,858,441
CMO Series 2020-191 Class TI
12/20/2050	2.500%	10,295,245	1,255,957
CMO Series 2020-191 Class UC
12/20/2050	4.000%	18,587,501	3,214,576
CMO Series 2021-1 Class IB
01/20/2051	2.500%	21,399,751	2,805,169
CMO Series 2021-111 Class AI
06/20/2051	2.500%	19,483,255	2,538,446
CMO Series 2021-119 Class LI
07/20/2051	3.000%	22,190,536	3,423,341
CMO Series 2021-122 Class HI
11/20/2050	2.500%	18,408,546	2,562,836
CMO Series 2021-142 Class IX
08/20/2051	2.500%	24,936,848	3,529,197
CMO Series 2021-146 Class IK
08/20/2051	3.500%	22,937,242	3,900,123
CMO Series 2021-158 Class VI
09/20/2051	3.000%	18,622,992	2,991,173
CMO Series 2021-159 Class IP
09/20/2051	3.000%	14,471,067	2,101,034

6	Columbia Quality Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	24,701,770	3,765,501
CMO Series 2021-27 Class IN
02/20/2051	2.500%	13,066,633	1,716,932
CMO Series 2021-67 Class GI
04/20/2051	3.000%	21,352,471	3,178,762
CMO Series 2021-8 Class BI
01/20/2051	2.500%	19,092,367	2,932,817
CMO Series 2021-8 Class IO
01/20/2051	3.000%	38,595,675	5,923,707
Government National Mortgage Association(b),(g)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	1.610%	10,065,732	1,141,758
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.602%	6,712,571	578,614
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	1.602%	8,178,203	720,292
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.602%	6,173,963	465,296
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	1.552%	3,941,590	317,943
CMO Series 2018-147 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	1.602%	10,267,676	887,353
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	1.552%	8,067,367	726,629
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	1.602%	7,497,283	774,304
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	1.602%	4,806,728	385,717
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	1.602%	5,386,931	438,257
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	1.602%	7,355,106	758,617
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.602%	6,355,661	494,617
CMO Series 2019-117 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	1.502%	14,215,850	1,399,066
CMO Series 2019-119 Class GS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	1.502%	7,887,497	584,683
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	1.452%	7,179,744	496,077
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	1.452%	6,961,329	850,864
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	1.502%	13,218,845	1,199,600
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	1.460%	15,880,059	2,559,797

Columbia Quality Income Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	1.502%	17,435,407	1,784,688
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	1.602%	12,884,036	1,334,081
CMO Series 2020-125 Class AS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	1.652%	19,953,720	2,034,593
CMO Series 2020-125 Class SD
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	1.652%	14,135,902	1,465,762
CMO Series 2021-161 Class SM
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.702%	22,114,537	2,454,320
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	160,929,767	720,515
CMO Series 2021-46 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 03/20/2051	1.702%	24,847,503	2,486,450
Government National Mortgage Association TBA(e)
03/21/2053	3.000%	17,000,000	15,174,160
03/21/2053	4.500%	65,000,000	63,022,070
Uniform Mortgage-Backed Security TBA(e)
03/16/2038- 03/13/2053	3.000%	96,000,000	86,334,324
03/13/2053	2.000%	25,000,000	20,358,887
03/13/2053	3.500%	87,500,000	79,645,507
03/13/2053	4.500%	115,000,000	110,795,312
03/13/2053	5.000%	57,000,000	56,029,219
Total Residential Mortgage-Backed Securities - Agency (Cost $1,289,144,687)			1,158,146,026

Residential Mortgage-Backed Securities - Non-Agency 20.8%

Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-B Class A
06/25/2066	2.239%	5,260,554	4,910,104
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	2,900,000	2,489,088
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	6.567%	6,299,000	6,287,750
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	7.117%	3,935,334	3,954,258
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	10,000,000	10,000,000
BVRT Financing Trust(a),(b),(c),(d)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	3,427,380	3,293,198
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	7,570,449	7,093,063
CMO Series 2023-1 Class M1
03/25/2058	8.413%	6,144,000	5,977,032
CIM Trust(a),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	3,673,129	3,482,321
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	3,336,038	3,097,368
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2009-11 Class 1A2
02/25/2037	3.306%	286,401	269,005
CMO Series 2014-A Class B2
01/25/2035	5.484%	781,426	758,238
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,137,564	2,940,966
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	6.767%	2,098,465	2,098,247
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% 01/25/2040	6.667%	2,412,953	2,432,589
CMO Series 2022-R02 Class 2M2
30-day Average SOFR + 3.000% 01/25/2042	7.484%	10,000,000	9,814,322
Subordinated CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% 07/25/2031	8.967%	11,290,000	11,657,249

8	Columbia Quality Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.484%	7,000,000	6,221,202
CSMC Trust(a),(f)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	3,019,003	2,859,802
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	5,494,755	4,484,258
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	5,109,131	4,912,028
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.506%	7,300,000	6,506,791
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.984%	7,000,000	5,878,629
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(c),(d)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	14,000,000	13,225,625
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.084%	7,045,566	7,136,605
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	9.234%	4,500,000	4,395,758
GCAT LLC(a),(f)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,444,939	2,297,760
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	6,288,277	5,769,494
Imperial Fund Mortgage Trust(a),(f)
CMO Series 2021-NQM4 Class A3
01/25/2057	2.450%	8,349,155	6,718,128
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,338,006	3,948,851
Loan Revolving Advance Investment Trust(a),(b),(c),(d)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	7.328%	112,184	112,184
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	4,765,025	4,354,041
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.283%	9,075,028	439,307
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	4,420,000	3,469,311
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	5,142,479	4,573,262
OBX Trust(a),(f)
CMO Series 2022-NQM3 Class A2
01/25/2062	3.833%	5,264,000	3,963,781
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	7.267%	1,936,440	1,925,838
PNMAC GMSR Issuer Trust(a),(b),(g)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	7.467%	26,500,000	26,411,800
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.267%	26,500,000	25,999,836
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	7,194,490	6,815,713
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	8,175,688	7,771,981
CMO Series 2021-3 Class A1
04/25/2026	1.867%	5,470,450	5,028,079
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	3,922,827	3,607,661
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 01/25/2030	6.067%	7,400,000	7,232,337
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	6.334%	2,042,305	2,033,626
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	2,069,403	2,034,412

Columbia Quality Income Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	4,224,000	3,829,394
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	6,931,340	6,094,972
Stonnington Mortgage Trust(a),(c),(d),(f)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,273,849	1,254,741
Toorak Mortgage Corp., Ltd.(a),(c),(d),(f)
CMO Series 2020-1 Class M1
03/25/2023	5.000%	7,000,000	6,921,107
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	7.217%	8,447,950	8,462,338
Vendee Mortgage Trust(f),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	398,078	0
CMO Series 1998-3 Class IO
03/15/2029	0.000%	463,023	0
Verus Securitization Trust(a),(f)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	5,310,336
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-INV1 Class M1
02/25/2068	7.656%	4,200,000	4,102,450
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	2,779,763	2,512,069
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $308,710,928)			299,170,305

Options Purchased Calls 0.8%
Value ($)
(Cost $35,137,938)	11,220,280

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.748%(h),(i)	48,792,596	48,773,079
Total Money Market Funds (Cost $48,773,551)		48,773,079
Total Investments in Securities (Cost: $2,074,750,566)		1,873,136,701
Other Assets & Liabilities, Net		(438,791,505)
Net Assets		1,434,345,196

At February 28, 2023, securities and/or cash totaling $0 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,024	06/2023	USD	109,624,001	—	(129,748)
U.S. Treasury Ultra Bond	186	06/2023	USD	25,121,625	—	(124,183)
Total					—	(253,931)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(16)	06/2023	USD	(2,003,500)	—	(660)
U.S. Treasury 10-Year Note	(2,538)	06/2023	USD	(283,383,562)	540,432	—
U.S. Treasury 2-Year Note	(961)	06/2023	USD	(195,781,226)	425,977	—
Total					966,409	(660)

10	Columbia Quality Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	45,560,000	45,560,000	2.25	04/27/2023	1,093,440	2,014
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	91,220,000	91,220,000	2.50	05/12/2023	2,727,478	31,197
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	90,000,000	90,000,000	2.75	06/26/2023	2,922,750	208,656
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	33,990,000	33,990,000	2.75	07/11/2023	1,189,650	96,304
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	150,000,000	150,000,000	2.00	08/03/2023	2,527,500	67,590
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	50,000,000	50,000,000	3.50	10/27/2023	1,900,000	1,386,205
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	40,000,000	40,000,000	3.50	10/27/2023	1,420,000	1,108,964
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	68,970,000	68,970,000	3.30	11/14/2023	2,207,040	1,470,289
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	75,000,000	75,000,000	3.00	11/30/2023	2,306,250	996,442
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	55,000,000	55,000,000	3.00	12/01/2023	1,897,500	734,454
10-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	130,000,000	130,000,000	2.25	05/26/2023	2,600,000	27,768
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	2.25	04/27/2023	1,788,750	3,315
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	91,220,000	91,220,000	2.50	05/12/2023	2,814,137	31,197
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	100,000,000	100,000,000	3.65	11/10/2023	3,850,000	3,549,500
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	75,000,000	75,000,000	3.00	01/10/2024	2,561,250	1,182,487
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	89,710,000	89,710,000	3.20	07/11/2023	1,332,193	323,898
Total							35,137,938	11,220,280

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(102,000,000)	(102,000,000)	3.30	05/03/2023	(1,326,000)	(3,383,666)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(47,100,000)	(47,100,000)	3.55	05/15/2023	(565,200)	(971,310)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(155,000,000)	(155,000,000)	3.50	05/15/2023	(1,937,500)	(3,553,577)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(89,280,000)	(89,280,000)	3.95	05/16/2023	(687,456)	(913,683)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(200,000,000)	(200,000,000)	3.95	05/16/2023	(1,545,000)	(2,046,780)
Total							(6,061,156)	(10,869,016)

Columbia Quality Income Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	10.437	USD	10,000,000	(2,071,875)	3,333	—	(1,191,754)	—	(876,788)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	10.437	USD	10,000,000	(2,071,875)	3,333	—	(1,684,793)	—	(383,749)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	5,000,000	(1,035,938)	1,667	—	(802,257)	—	(232,014)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	20,000,000	(4,143,750)	6,667	—	(3,685,251)	—	(451,832)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	10.437	USD	10,000,000	(2,071,875)	3,333	—	(1,550,503)	—	(518,039)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	5,500,000	(1,141,250)	1,833	—	(1,096,619)	—	(42,798)
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	8.292	USD	5,000,000	(1,037,500)	1,667	—	(874,044)	—	(161,789)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	35.670	USD	5,000,000	(901,563)	1,667	—	(265,453)	—	(634,443)
Total								(14,475,626)	23,500	—	(11,150,674)	—	(3,301,452)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2023, the total value of these securities amounted to $599,714,964, which represents 41.81% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2023.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2023, the total value of these securities amounted to $28,271,575, which represents 1.97% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2023.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	The rate shown is the seven-day current annualized yield at February 28, 2023.
12	Columbia Quality Income Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Quality Income Fund, February 28, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.748%
	50,324,422	660,712,336	(662,263,207)	(472)	48,773,079	27,234	1,544,849	48,792,596
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund | Third Quarter Report 2023	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT236_05_N01_(04/23)